Note 3 - Vessels, Net - Summary of Vessels (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Net book value	$ 98,458,447
Vessel depreciation	(4,789,629)	$ (5,001,837)
Net book value	94,436,772
Vessels [Member]
Costs	116,331,440
Accumulated depreciation	(17,872,993)
Net book value	98,458,447
Vessel depreciation	(4,789,629)
Capitalized expenses	767,954
Costs	117,099,394
Accumulated depreciation	(22,662,622)
Net book value	$ 94,436,772